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[AKIN GUMP STRAUSS HAUER & FELD LLP LETTERHEAD APPEARS HERE]



                                                 J. VINCENT KENDRICK
                                                 713.220.5839/fax: 713.236.0822
                                                 vkendrick@akingump.com


                                  July 8, 2005


U.S. Securities and Exchange Commission
450 5th Street, N.W.
Washington, DC  20549

         Re:    Registration Statement of Genesis Energy, L.P.

Ladies and Gentlemen:

On behalf of Genesis Energy, L.P., we are filing a registration statement on Form S-3 relating to the offer and sale, from time to time, of up to $250,000,000 worth of various equity securities by the partnership.

If any member of the staff has any questions or desires further information or clarification regarding the enclosed registration statement, please call the undersigned at (713) 220-5839 or Mr. Vincent Lorino of my office at (713) 220-8117.

                                              Sincerely,

                                              /s/ J. VINCENT KENDRICK
                                              ---------------------------------
                                              J. Vincent Kendrick

Enclosure



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